Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities at Fair Value
The following tables provide the fair value measurement hierarchy of our assets and liabilities:

As of December 31, 2023	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$681	$—	$—
PIPE Warrant liability	—	—	97
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	2,017
Total Warrant Liabilities	$681	$—	$2,114
Sponsor Earnout liability	$—	$—	$419

As of December 31, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$1,833	$—	$—
PIPE Warrant liability	—	—	311
Liberty Warrants and Liberty Advisory Fee Warrant liability	—	—	6,191
Total Warrant Liabilities	$1,833	$—	$6,502
Sponsor Earnout Liability	$—	$—	$1,353

Summary of Changes in the Fair Value of Level 3 Liabilities
Changes in the fair value of Level 3 liabilities during the years ended December 31, 2023 and 2022 were as follows:

	Liberty Warrants and Liberty Advisory Fee Warrant	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2022	$—	$—	$143,237	$—	$—	$7,522
Issues	30,853	1,312	—	8,022	6,135	—
Remeasurement (gain)/loss(1)	(24,662)	(1,001)	(18,635)	(6,669)	(5,130)	488
Write-off of deferred costs	—	—	203	—	—	—
Settlements (2)	—	—	(124,805)	—	(1,005)	(8,010)
At December 31, 2022	6,191	311	—	1,353	—	—
Remeasurement (gain)/loss(1)	(4,174)	(214)	—	(934)	—	—
At December 31, 2023	$2,017	$97	$—	$419	$—	$—
(1)Recognized in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2023 and 2022, respectively.
(2)These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).